RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

Nature of relationships with related parties are summarized, as follows:

Name of related party	Relationship with the Company
New Century International Homes Pte. Ltd.	Controlling shareholder
Golden Hill Capital Pte. Ltd. (“GHC”)	Major shareholder
Golden Hill Capital Ltd.	Indirect major shareholder
Gruppo 8 S.R.L.	Entity controlled by two common controlling beneficial shareholders
H.T.L. Furniture, Inc.	Entity controlled by two common controlling beneficial shareholders
Corium Italia S.R.L.	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Trading (India) Private Limited	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (China) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Changshu) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Sofa (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Huaian) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Vietnam Company Limited.	Entity controlled by two common controlling beneficial shareholders
HTL Product Design (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Import/Export Trading (Kunshan) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited	Entity controlled by two common controlling beneficial shareholders
Trends Leather (Yangzhou) Co., Ltd.	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte. Ltd.	Entity controlled by two common controlling beneficial shareholders

SCHEDULE OF RELATED PARTY BALANCES

Related party balances consisted of the following:

			As of
Name	Nature		December 31,2024	June 30,2025
Gruppo 8 S.R.L.	Accounts receivable – related parties	(a)	$26,025	$72,830
Corium Italia S.R.L.	Accounts receivable – related parties	(a)	287,910	281,056
Trends Leather (Yangzhou) Co., Ltd.	Accounts receivable – related parties	(a)	615,016	-
			$928,951	$353,886

HTL Global Pte. Ltd.	Amount due from related party	(b)	$996,316	$3,395,916
New Century International Homes Pte. Ltd.	Amount due from related party	(b)	1,811,538	1,571,817
			$2,807,854	$4,967,733

HTL Furniture (China) Co., Ltd.	Accounts payable – related parties	(c)	$10,998,808	$8,810,225
HTL Furniture (Changshu) Co., Ltd.	Accounts payable – related parties	(c)	32,467,504	19,438,331
HTL Sofa (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	18,118,921	15,783,278
HTL Furniture (Huaian) Co., Ltd.	Accounts payable – related parties	(c)	9,031,916	5,061,620
HTL Import/Export Trading (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	22,885	254,303
HTL Furniture Vietnam Company Limited.	Accounts payable – related parties	(c)	1,398,608	5,165,713
HTL Furniture (Yangzhou) Co., Ltd.	Accounts payable – related parties	(c)	-	45,380
HTL Product Design (Kunshan) Co., Ltd.	Accounts payable – related parties	(c)	659,510	687,620
HTL Middle East Furniture LLC	Accounts payable – related parties	(c)	26,647	7,999
			$72,724,799	$55,254,469

HTL Global Pte. Ltd.	Amount due to related party	(d)	$292,753	$292,753

(a)	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, non-interesting bearing and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
(b)	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.
(c)	Accounts payable due to related parties represented trade payables from the purchase of goods to the Company in the normal course of business, which are unsecured, non-interesting bearing and payable on demand.
(d)	These balances represented non-trade temporary advances, which are unsecured, interest-free and has no fixed terms of repayment.

SCHEDULE OF GROSS AND NET INFORMATION ABOUT THE ASSETS AND LIABILITIES

	As of December 31, 2024
	Gross		Impact from offsetting arrangement
	Accounts receivable	Accounts payable	Written-off	Debt extinguishment	Netting-off	Net balance
	US$	US$	US$	US$	US$	US$
Trading:
Trends Leather (Yangzhou) Co., Ltd.	3,943,267	-	(3,328,251)	-	-	615,016
H.T.L. Furniture, Inc.	816,417	-	(816,417)	-	-	-
New Century Trading (India) Private Limited	1,595,156	(106,606)	(1,488,550)	-	-	-
Gruppo 8 S.R.L.	5,510,429	(288,557)	(5,195,847)	-	-	26,025
Corium Italia S.R.L.	287,910	-	-	-	-	287,910
Accounts receivable - related parties	12,153,179	(395,163)	(10,829,065)	-	-	928,951

New Century Sofa India Private Limited	-	(83,709)	-	83,709	-	-
HTL Furniture (China) Co., Ltd.	-	(67,614,759)	-	-	56,615,951	(10,998,808)
HTL Furniture (Changshu) Co., Ltd.	-	(49,265,863)	-	-	16,798,359	(32,467,504)
HTL Sofa (Kunshan) Co., Ltd.	-	(18,118,921)	-	-	-	(18,118,921)
HTL Furniture (Huaian) Co., Ltd.	-	(9,031,916)	-	-	-	(9,031,916)
HTL Import/Export Trading (Kunshan) Co., Ltd.	-	(22,885)	-	-	-	(22,885)
HTL Furniture Vietnam Company Limited.	-	(1,398,608)	-	-	-	(1,398,608)
HTL Product Design (Kunshan) Co., Ltd.	-	(659,510)	-	-	-	(659,510)
HTL Middle East Furniture LLC	-	(26,647)	-	-	-	(26,647)
Accounts payable – related parties	-	(146,222,818)	-	83,709	73,414,310	(72,724,799)

Non-trading:
HTL Manufacturing Pte Ltd	265,866	-	(265,866)	-	-	-
H.T.L. Furniture, Inc.	976,175	-	(976,175)	-	-	-
HTL Capital Pte. Ltd.	4,746,889	-	(4,746,889)	-	-	-
New Century Overseas Investments Pte. Ltd.	3,044,213	-	(3,044,213)	-	-	-
New Century Home Pte. Ltd.	720,700	-	(720,700)	-	-	-
HTL Global Pte. Ltd.	996,316	-	-	-	-	996,316
Golden Hill Capital Pte. Ltd.	56,615,951	-	-	-	(56,615,951)	-
New Century International Homes Pte. Ltd.	18,609,897	-	-	-	(16,798,359)	1,811,538
Amounts due from related parties	85,976,007	-	(9,753,843)	-	(73,414,310)	2,807,854

Gruppo 8 S.R.L.	-	(288,557)	288,557	-	-	-
New Century Trading (India) Private Limited	-	(106,606)	106,606	-	-	-
New Century Sofa India Private Limited	-	(83,709)	83,709	-	-	-
HTL Global Pte. Ltd.	-	(292,753)	-	-	-	(292,753)
Amounts due to related parties	-	(771,625)	478,872	-	-	(292,753)

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	As of June 30, 2025
	Gross		Impact from offsetting arrangement
	Accounts receivable	Accounts payable	Written-off	Debt extinguishment	Netting-off	Net balance
	US$	US$	US$	US$	US$	US$
Trading:
Trends Leather (Yangzhou) Co. Ltd.	717,290	(543)	(716,747)	-	-	-
H.T.L. Furniture, Inc.	1,910,579	(1,312,995)	(597,584)	-	-	-
New Century Trading (India) Private Limited	2,200,345	(57,013)	(2,143,332)	-	-	-
Gruppo 8 S.R.L.	826,532	(752,214)	(1,488)	-	-	72,830
Corium Italia S.R.L.	326,171	(45,115)	-	-	-	281,056
Accounts receivable - related parties	5,980,917	(2,167,880)	(3,459,151)	-	-	353,886

New Century Sofa India Private Limited	-	(379,948)	-	379,948	-	-
HTL Furniture (China) Co., Ltd.	-	(61,004,668)	-	-	52,194,443	(8,810,225)
HTL Furniture (Changshu) Co., Ltd.	-	(41,960,720)	-	-	22,522,389	(19,438,331)
HTL Furniture (Kunshan) Co., Ltd.	-	(15,783,278)	-	-	-	(15,783,278)
HTL Furniture (Huai An) Co., Ltd.	-	(5,061,620)	-	-	-	(5,061,620)
HTL Import/Export Trading (Kunshan) Co., Ltd.	-	(254,303)	-	-	-	(254,303)
HTL Furniture Vietnam Company Limited.		(5,165,713)	-	-	-	(5,165,713)
HTL Product Design (Kunshan) Co., Ltd.	-	(687,620)	-	-	-	(687,620)
HTL Middle East Furniture LLC	-	(7,999)	-	-	-	(7,999)
HTL Furniture (Yangzhou) Co., Ltd.	-	(45,380)	-	-	-	(45,380)
Accounts payable – related parties	-	(130,351,249)	-	379,948	74,716,832	(55,254,469)

Non-trading:
H.T.L Furniture, Inc.	1,000,000	-	(1,000,000)	-	-	-
HTL Capital Pte. Ltd.	4,746,889	-	(4,746,889)	-	-	-
New Century Overseas Investments Pte. Ltd.	3,044,213	-	(3,044,213)	-	-	-
New Century Home Pte. Ltd.	720,700	-	(720,700)	-	-	-
HTL Global Pte. Ltd.	3,395,916	-	-	-	-	3,395,916
Gruppo 8 S.R.L	6,447,650	-	(6,447,650)	-	-	-
Golden Hill Capital Pte. Ltd.	57,477,113	-	-	-	(57,477,113)	-
New Century International Homes Pte. Ltd.	18,811,538	-	-	-	(17,239,721)	1,571,817
Amounts due from related parties	95,644,019	-	(15,959,452)	-	(74,716,834)	4,967,733

HTL Global Pte. Ltd.	-	(292,753)	-	-	-	(292,753)
Amounts due to related parties	-	(292,753)	-	-	-	(292,753)

SCHEDULE OF RELATED PARTY TRANSACTIONS

		Six months ended June 30,
Name of related parties	Nature	2024		2025

H.T.L. Furniture, Inc.	Sale of Sofa		$121,714		$58,521
New Century Trading (India) Private Limited	Sale of Sofa		651,301		1,491,502
		$773,015		$1,550,023

Trends Leather (Yangzhou) Co., Ltd.	Sale of leather materials		$5,077,482		$9,106,919

Gruppo 8 S.R.L.	Purchase of goods		9,833		585,175
HTL Furniture (Huaian) Co., Ltd.	Purchase of goods		4,773,169		5,056,779
HTL Furniture (Changshu) Co., Ltd.	Purchase of goods		34,679,920		40,378,968
HTL Furniture (China) Co., Ltd.	Purchase of goods		50,628,327		51,541,144
HTL Furniture (Kunshan) Co., Ltd.	Purchase of goods		15,305,317		13,726,028
HTL Furniture Vietnam Company Limited.	Purchase of goods		85,793		6,922,039
HTL Import/Export Trading (Kunshan) Co. Ltd.	Purchase of goods		36,056		281,230
New Century Sofa India Private Limited	Purchase of goods		2,898,335		4,813,224
		$108,416,750		$123,304,587

Corium Italia S.R.L.	Commission income		$100,236		$-
Gruppo 8 S.R.L.	Commission income		-		40,590
HTL Global Pte. Ltd.	Commission income		-		14,344
		$100,236		$54,934

H.T.L. Furniture, Inc.	Commission expense		$939,512		$1,076,116
New Century Trading (India) Private Limited	Commission expense		55,217		119,364
H.T.L. Furniture Inc.	Service fee		240,357		350,844
		$1,235,086		$1,546,324

HTL Product Design (Kunshan) Co., Ltd.	Professional fee		$2,666,610		$2,576,325
HTL Import/Export Trading (Kunshan) Co., Ltd.	Professional fee		$-		$139,249
HTL Furniture (Yangzhou) Co., Ltd.	Professional fee		$-		$93,604

H.T.L. Furniture, Inc.	Showroom rental expense		$100,000		$100,000

New Century International Homes Pte. Ltd.	Office rental income		$-		$2,283

Trends Leather (Yangzhou) Co., Ltd.	Purchase of sample leather		$1,182		$543

H.T.L. Furniture, Inc.	Exhibition fee		$171,639		$-

New Century Trading (India) Private Limited	Recharge of costs		$677,118		$-
HTL Middle East Furniture LLC	Recharge of costs		$-		$47,992
HTL Global Pte. Ltd.	Recharge of costs		$-		$4,567

HTL Global Pte. Ltd.	Management fees		$-		$2,489